Provision for legal proceedings and judicial deposits - Summary of Principal Tax Proceedings for Which Risk of Loss is Probable (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Judicial deposit		R$ 923,061	R$ 875,842
Provision for legal proceedings		1,644,061	1,360,898	R$ 1,354,171
Principal proceedings, deemed risk of loss as possible		22,413,711	19,835,788
Compensation with FINSOCIAL [Member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[1]	300,470	296,445
INSS - Social security contributions [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[2]	97,847	97,928
State VAT - ICMS credits [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[3]	85,965	93,743
IPI - Excise tax credit - NT [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[4]	43,461	53,697
Federal income taxes [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		8,553	9,508
PIS and COFINS [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		28,427	2,304
Other [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		82,887	81,781
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Judicial deposit		500,484	462,197
Provision for legal proceedings		647,610	635,406	589,180
Legal proceedings provision, tax [member] | Compensation with FINSOCIAL [Member]
Disclosure of other provisions [line items]
Judicial deposit		0
Provision for legal proceedings			296,400	293,291
Legal proceedings provision, tax [member] | State VAT - ICMS credits [member]
Disclosure of other provisions [line items]
Judicial deposit		0
Provision for legal proceedings			93,700	97,534
Legal proceedings provision, tax [member] | IPI - Excise tax credit - NT [member]
Disclosure of other provisions [line items]
Principal proceedings, deemed risk of loss as possible		39,407
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Judicial deposit		169,857	140,833
Provision for legal proceedings		R$ 585,034	R$ 350,769	R$ 332,527

[1]	The Brazilian federal tax authorities denied applications filed by CLE to set off credits derived from undue payments of FINSOCIAL, a social tax levy, against other federal tax debts. Based on a favorable judicial decision, Mobil acquired the right to set off credits of FINSOCIAL against certain COFINS liabilities. However, a subsequent favorable judicial decision granted CLE immunity against the enforcement of such COFINS-related debts. Therefore, previous set-off applications were canceled, because COFINS liabilities ceased to exist, and CLE sought to use the relevant tax credits to set off other federal tax debts. However, the Brazilian federal tax authorities refused to ratify the set-offs, claiming that the COFINS immunity applied only to the fiscal year during which the lawsuit was filed (i.e., in 1992). No judicial deposits were made for these proceedings. The provision for these proceedings was R$296,400 as of December 31, 2020, and R$293,291 as of December 31, 2019. No judicial deposits were made.
[2]	The amount provisioned for INSS, among other cases, is represented, essentially, by amounts related to social security contributions levied on billing, pursuant to Article 22-A of the Law No. 8,212/91, whose constitutionality is being challenged in court. Judicial deposits are made monthly.
[3]	The provisioned amounts relating to tax assessments issued against us by the tax authorities related to several types of ICMS credits, including: (a) an assessment notice related to ICMS payments for raw material purchases which are considered for “use and consumption” and therefore, according to the tax authorities, are not eligible for compensation; (b) an assessment, as sole obligor, for allegedly disregarding withholding obligations of ICMS taxes in relation to a tolling agreement, arising from an agricultural partnership between the Company’s sugarcane plants and Central Paulista Ltda. Açúcar e Álcool; (c) an assessment notice related to ICMS payments related to the exportation of crystallized sugar not considered under tributary immunity; (d) assessment notice related to the ICMS under tributary substitution regime; and (e) ICMS assessment notice related to interstate operations taxed as internal transactions and, therefore, subject to a higher rate. No judicial deposits have been made in connection with these proceedings. These provisions amounted to R$93,700 as of December 31, 2020, and R$97,534 as of December 31, 2019.
[4]	IPI Selectivity proceedings, from November 1992 to December 1995, judged by the STF, using the General Repercussion method (RE No. 592,145, item 080), in the amount of R$39,407, with unfavorable scenario for the Company.